Related Party Transactions (Q3) (Details) - USD ($)			1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 27, 2023	Jun. 15, 2022	Jun. 15, 2022	Dec. 20, 2021	Oct. 31, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 22, 2021	Nov. 05, 2021	Apr. 18, 2021
Related Party Transaction [Line Items]
Sponsor paid						$ 25,000
Price per share (in Dollars per share)						$ 0.005
Common stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Cancellation shares of common stock (in Shares)					862,500
Common stock, description				the Company effected a 1.1- for-1 stock dividend of its common stock					On December 20, 2021, the Company effected a 1.1- for-1 stock dividend of its common stock, resulting in the Sponsor holding an aggregate of 4,743,750 shares of common stock. The Founder Shares include an aggregate of up to 618,750 shares subject to forfeiture if the over-allotment option is not exercised by the underwriters in full.
Common stock exceeds per share (in Dollars per share)									$ 12		$ 12
Sponsor amount	$ 1,200,000
Price par warrant (in Dollars per share)	$ 1
Principal outstanding amount							$ 713,015		$ 713,015
Hybrid Instruments at Fair Value, Net							601,239		601,239
Principal amount														$ 200,000	$ 150,000
Borrowings amount							200,000		200,000
Additional advanced from sponsor									4,841		$ 4,841
Excess amount		$ 25,000	$ 25,000
Convertible loans							1,500,000		$ 1,500,000		$ 1,500,000
Warrants price per share (in Dollars per share)									$ 1		$ 1
Rental expenses									$ 5,000
Administrative service fee							$ 0		30,000		$ 25,000
Administrative service fee								$ 15,000		$ 48,387
Initial Public Offering [Member]
Related Party Transaction [Line Items]
Principal amount											3,795,000
Borrowings amount											200,000
Administrative service fee									$ 55,000		$ 25,000
Common Stock [Member]
Related Party Transaction [Line Items]
Shares issued (in Shares)						5,175,000
Common stock, par value (in Dollars per share)													$ 0.0001